Borrowings and financial liabilities - BPI France conditional advance BIO 201 project (Details) € in Thousands				1 Months Ended	12 Months Ended
	Apr. 30, 2020 EUR (€)	Aug. 23, 2019 EUR (€)	Jul. 10, 2015	Apr. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Apr. 30, 2022 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement	€ 24,000						€ 10,000	€ 32,000
Principal amount of loan					€ 15,000	€ 4,000		€ 4,000	€ 9,000
Warrant term	5 years		4 years		85 years
Non-current government grants					€ 380
Proceeds from government grants, classified as financing activities					€ 202
Percentage of budget expenses incurred					53
BPI - BIO201
Disclosure of financial liabilities [line items]
Amount of agreement		€ 600
Principal amount of loan				€ 400
Proceeds from non-current borrowings		200
Non-current government grants				380
Proceeds from government grants, classified as financing activities				€ 260
Income from government grants					€ 178
Percentage of budget expenses incurred					53
BPI - BIO201 | Scenario, successful completion of project
Disclosure of financial liabilities [line items]
Estimated financial effect of contingent liabilities		€ 240
Warrant term					5 years